DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P ESG Dividend Aristocrats ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 0.5%
John Wiley & Sons, Inc., Class A
(Cost $25,483)	604	$28,636

Consumer Discretionary - 7.8%
Genuine Parts Co.	474	86,898
Leggett & Platt, Inc.	2,454	87,387
Lowe’s Cos., Inc.	205	43,573
McDonald’s Corp.	238	64,924
NIKE, Inc., Class B	192	21,060
Target Corp.	284	47,448
VF Corp.	1,880	61,702

(Cost $391,694)		412,992

Consumer Staples - 21.8%
Archer-Daniels-Midland Co.	916	89,310
Brown-Forman Corp., Class B	500	36,510
Church & Dwight Co., Inc.	344	28,163
Clorox Co.	545	81,014
Coca-Cola Co.	1,577	100,313
Colgate-Palmolive Co.	971	75,233
Hormel Foods Corp.	1,506	70,782
J M Smucker Co.	716	110,271
Kimberly-Clark Corp.	823	111,624
McCormick & Co., Inc.	612	52,130
PepsiCo, Inc.	456	84,593
Procter & Gamble Co.	500	74,580
Sysco Corp.	788	68,170
Walgreens Boots Alliance, Inc.	2,834	117,611
Walmart, Inc.	344	52,432

(Cost $1,095,278)		1,152,736

Energy - 6.6%
Chevron Corp.	862	158,013
Exxon Mobil Corp.	1,710	190,392

(Cost $354,703)		348,405

Financials - 11.7%
Aflac, Inc.	1,582	113,793
Chubb Ltd.	296	64,999
Cincinnati Financial Corp.	648	71,902
Commerce Bancshares, Inc.	660	49,447
FactSet Research Systems, Inc.	53	24,448
Franklin Resources, Inc.	4,066	109,009
S&P Global, Inc.	58	20,462
SEI Investments Co.	820	51,070
T. Rowe Price Group, Inc.	592	73,947
UMB Financial Corp.	432	36,945

(Cost $567,272)		616,022

Health Care - 9.0%
Abbott Laboratories	416	44,753
AbbVie, Inc.	904	145,707
Becton Dickinson and Co.	200	49,868
Cardinal Health, Inc.	1,993	159,779
Embecta Corp.	24	790
Medtronic PLC	888	70,187
West Pharmaceutical Services, Inc.	16	3,755

(Cost $454,795)		474,839

Industrials - 18.1%
ABM Industries, Inc.	744	35,102
Brady Corp., Class A	484	23,184
C.H. Robinson Worldwide, Inc.	688	68,951
Carlisle Cos., Inc.	102	26,837
Caterpillar, Inc.	354	83,689
Cintas Corp.	68	31,401
Donaldson Co., Inc.	800	48,736
Dover Corp.	272	38,610
Emerson Electric Co.	775	74,222
Expeditors International of Washington, Inc.	260	30,176
Fastenal Co.	1,244	64,078
Franklin Electric Co., Inc.	296	24,657
Graco, Inc.	540	37,784
Illinois Tool Works, Inc.	320	72,790
L3Harris Technologies, Inc.	262	59,495
Lincoln Electric Holdings, Inc.	400	59,152
MSA Safety, Inc.	212	29,894
Nordson Corp.	113	26,723
Pentair PLC	758	34,694
Stanley Black & Decker, Inc.	464	37,918
W.W. Grainger, Inc.	81	48,848

(Cost $915,682)		956,941

Information Technology - 5.7%
Automatic Data Processing, Inc.	246	64,979
Badger Meter, Inc.	248	28,723
International Business Machines Corp.	1,266	188,507
Roper Technologies, Inc.	38	16,678

(Cost $280,583)		298,887

Materials - 8.1%
Air Products and Chemicals, Inc.	284	88,086
Albemarle Corp.	98	27,243
AptarGroup, Inc.	404	42,881
Ecolab, Inc.	176	26,370
HB Fuller Co.	420	33,730
Linde PLC	138	46,434
PPG Industries, Inc.	364	49,220
Sherwin-Williams Co.	76	18,938
Sonoco Products Co.	1,165	71,496
Stepan Co.	192	21,421

(Cost $397,876)		425,819

Real Estate - 3.6%
Essex Property Trust, Inc. REIT	304	66,996
Realty Income Corp. REIT	1,904	120,085

(Cost $183,816)		187,081

Utilities - 6.8%
Consolidated Edison, Inc.	1,422	139,413

Eversource Energy	1,175	97,360
NextEra Energy, Inc.	764	64,711
South Jersey Industries, Inc.	1,707	59,233

(Cost $332,336)		360,717

TOTAL COMMON STOCKS (Cost $4,999,518)		5,263,075

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(a)
(Cost $413)	413	413

TOTAL INVESTMENTS - 99.7% (Cost $4,999,931)		$5,263,488
Other assets and liabilities, net - 0.3%		13,721

NET ASSETS - 100.0%		$5,277,209

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 11/9/2022 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(a)
—	1,432	(1,019)	—	—	1	—	413	413

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,263,075	$—	$—	$5,263,075
Short-Term Investments(a)	413	—	—	413

TOTAL	$5,263,488	$—	$—	$5,263,488

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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R-089711-1 (5/24) DBX005195 (5/24)